Subsidiaries - Disclosure of Interest in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Bayton Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Bayton Limited
Proportion of voting rights held in subsidiary	100.00%
Country of incorporation of subsidiary	Malta
Description of nature of entity's operations and principal activities	Gaming operations
Baytree Interactive Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Baytree Interactive Limited
Proportion of voting rights held in subsidiary	100.00%
Country of incorporation of subsidiary	Guernsey
Description of nature of entity's operations and principal activities	Gaming operations
Betway Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Betway Limited
Proportion of voting rights held in subsidiary	99.90%
Country of incorporation of subsidiary	Malta
Description of nature of entity's operations and principal activities	Gaming operations
Pindus Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Pindus Holdings Limited
Proportion of voting rights held in subsidiary	100.00%
Country of incorporation of subsidiary	Guernsey
Description of nature of entity's operations and principal activities	Holding company